COMMITMENTS AND CONTINGENCIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Product warranty activity
Beginning balance	$ 12,835,583	$ 8,701,042
Warranty provision	5,344,853	3,893,881
Revision of warranty costs	(7,787,834)
Warranty cost incurred	(174,334)	(279,645)
Foreign exchange effect	98,382	520,305
Ending balance	10,316,650	12,835,583
Capital commitment
Future commitments
2013	79,563,502
2014	1,018,354
Outstanding commitments	80,581,856
Purchase commitments
Future commitments
Outstanding commitments		216,200,000
Purchase commitments | Purchase agreement, minimum amount over next three years
Future commitments
Outstanding commitments	$ 154,282,700
Period over which quantity required to be purchased	P3Y
Purchase commitments | Purchase agreement, minimum quantity in 2013
Future commitments
Quantity required to be purchased (in kilograms)	2,000